CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total	Noncontrolling Interest [Member]
Beginning balance, value at Mar. 31, 2020	$ 17,145	$ 1,563,472	$ (214,247)	$ 113,440	$ 1,479,810
Balance at beginnig, Shares at Mar. 31, 2020	171,450,000
Issuance of shares through private placement, Shares	50,000
Ending balance, value at Mar. 31, 2021	$ 17,145	1,563,472	(242,269)	162,145	1,500,493
Effect of the one-for-ten reverse stock split
Effect of the one-for-ten reverse stock split, shares	(154,305,000)
Balance at Ending, Shares at Mar. 31, 2021	17,145,000
Net loss			(28,022)		(28,022)
Issuance of shares through private placement	50	49,950			50,000
Cancellation of shares	$ (50)	(49,950)			(50,000)
Cancellation of shares, shares	(50,000)
Foreign currency translation adjustment				48,705	48,705
Issuance of shares through private placement	$ 130	233,870			234,000
Issuance of shares through private placement, Shares	130,000
Ending balance, value at Mar. 31, 2022	$ 17,547	2,115,207	(1,367,834)	176,480	941,400
Grant of stock options		318,137			318,137
Exercise of stock options	$ 272	(272)
Balance at Ending, Shares at Mar. 31, 2022	17,547,118
Exercise of stock options , shares	272,118
Net loss			(1,125,565)		(1,125,565)
Foreign currency translation adjustment				14,335	14,335
Issuance of shares through private placement	130	233,870			234,000
Foreign currency translation adjustment				14,335	14,335
Non-controlling interest contribution						71,494
Issuance of shares through private placement	$ 133	533,368			533,501
Issuance of shares through private placement, Shares	132,500
Ending balance, value at Mar. 31, 2023	$ 17,680	2,703,801	(3,164,249)	96,918	(346,570)	16,625
Arising from disposal of a subsidiary			434,573		434,573
Grant of stock options		$ 54,506			54,506
Balance at Ending, Shares at Mar. 31, 2023	17,679,618
Net loss			$ (2,230,988)		(2,230,988)	(54,869)
Foreign currency translation adjustment				$ (79,562)	$ (79,562)